Inventories (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Inventory [Line Items]
Finished goods	$ 6,213,300	$ 8,338,302
Raw materials	3,538,296	5,724,265
Inventories, Total	$ 9,751,596	$ 14,062,567